Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Mar. 20, 2025
Document Information Line Items
Entity Central Index Key	0002019103
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Entity File Number	001-42015
Entity Registrant Name	SOLARIS RESOURCES INC.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Neuhofstrasse 5A
Entity Address, Postal Zip Code	6340
Entity Address, City or Town	Baar
Entity Address, Country	CH
City Area Code	+41
Local Phone Number	417695000
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SLSS
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding		0
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Location	Vancouver, BC, Canada
Auditor Firm ID	85
Amendment Flag	false
Document Fiscal Period Focus	FY
Auditor Opinion [Text Block]	Opinion on the Consolidated Financial Statements We have audited the accompanying consolidated statements of financial position of Solaris Resources Inc. and subsidiaries (the Company) as of December 31, 2024 and 2023, the related consolidated statements of net loss and comprehensive loss, cash flows and changes in equity for each of the years then ended, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and its financial performance and its cash flows for each of the years then ended in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Postal Zip Code	10168
Entity Address, City or Town	New York
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY